Eaton Vance
Floating-Rate Opportunities Fund
August 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 69.4%
Security	Principal Amount (000's omitted)	Value
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 12.122%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	$1,000	$ 1,002,616
Basswood Park CLO Ltd., Series 2021-1A, Class E, 11.694%, (3 mo. SOFR + 6.412%), 4/20/34(1)(2)	2,000	2,007,234
Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class E, 12.635%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	3,000	3,061,764
Bryant Park Funding Ltd., Series 2024-23A, Class E, 12.057%, (3 mo. SOFR + 6.73%), 5/15/37(1)(2)	1,500	1,509,654
Canyon Capital CLO Ltd., Series 2020-2A, Class ER, 12.093%, (3 mo. SOFR + 6.792%), 10/15/34(1)(2)	1,650	1,653,300
Carlyle U.S. CLO Ltd., Series 2022-6A, Class ER, 13.185%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	3,000	3,082,257
Crown City CLO I, Series 2020-1A, Class DR, 12.544%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	2,000	1,880,000
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 12.394%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	1,700	1,683,994
Elmwood CLO VI Ltd., Series 2020-3A, Class ERR, 11.239%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	2,000	1,959,722
Elmwood CLO XI Ltd., Series 2021-4A, Class E, 11.544%, (3 mo. SOFR + 6.262%), 10/20/34(1)(2)	2,500	2,515,980
GoldenTree Loan Opportunities XII Ltd., Series 2016-12A, Class ER, 10.944%, (3 mo. SOFR + 5.662%), 7/21/30(1)(2)	1,250	1,255,484
Golub Capital Partners CLO 52B Ltd., Series 2020-52A, Class ER, 12.032%, (3 mo. SOFR + 6.75%), 4/20/37(1)(2)	2,000	1,984,728
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.244%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,070	1,072,684
Harvest U.S. CLO Ltd., Series 2024-2A, Class E, (3 mo. SOFR + 6.90%), 10/15/37(1)(3)	2,000	2,010,000
Jamestown CLO XV Ltd., Series 2020-15A, Class ER, 12.388%, (3 mo. SOFR + 7.06%), 7/15/35(1)(2)	1,310	1,309,569
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 12.083%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	1,000	1,004,664
Oaktree CLO Ltd., Series 2019-4A, Class ERR, 11.872%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	1,500	1,422,555
OCP Aegis CLO Ltd., Series 2023-29A, Class E, 13.002%, (3 mo. SOFR + 7.72%), 1/20/35(1)(2)	2,000	2,010,426
Octagon 68 Ltd., Series 2023-1A, Class E, 12.522%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	3,000	3,011,418
Security	Principal Amount (000's omitted)	Value
Post CLO Ltd., Series 2018-1A, Class ER, (3 mo. SOFR + 7.68%), 10/16/37(1)(3)	$1,000	$ 1,005,000
TCW CLO Ltd., Series 2019-2A, Class ER, 11.932%, (3 mo. SOFR + 6.65%), 10/20/32(1)(2)	2,000	1,999,938
Total Asset-Backed Securities (identified cost $37,571,279)		$38,442,987

Senior Floating-Rate Loans — 37.0%(4)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.8%
TransDigm, Inc., Term Loan, 7.843%, (SOFR + 2.50%), 2/28/31	$995	$ 997,418
		$ 997,418
Auto Components — 1.3%
Autokiniton U.S. Holdings, Inc., Term Loan, 9.361%, (SOFR + 4.00%), 4/6/28	$742	$ 745,492
		$ 745,492
Beverages — 0.9%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	$495	$ 495,429
		$ 495,429
Capital Markets — 0.9%
Focus Financial Partners LLC, Term Loan, 7.997%, (SOFR + 2.75%), 6/30/28	$495	$ 495,303
		$ 495,303
Chemicals — 2.2%
Charter NEX U.S., Inc., Term Loan, 8.497%, (SOFR + 3.25%), 12/1/27	$495	$ 496,683
INEOS U.S. Finance LLC, Term Loan, 8.497%, (SOFR + 3.25%), 2/18/30	744	745,602
		$ 1,242,285
Containers & Packaging — 1.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.422%, (SOFR + 3.18%), 4/13/29	$616	$ 615,777
		$ 615,777

Eaton Vance
Floating-Rate Opportunities Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services — 1.8%
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27	$495	$ 483,556
Wand NewCo 3, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 1/30/31	500	501,307
		$ 984,863
Engineering & Construction — 0.9%
Azuria Water Solutions, Inc., Term Loan, 8.997%, (SOFR + 3.75%), 5/17/28	$495	$ 498,050
		$ 498,050
Entertainment — 0.9%
Renaissance Holding Corp., Term Loan, 9.497%, (SOFR + 4.25%), 4/5/30	$499	$ 499,401
		$ 499,401
Gas Utilities — 1.2%
CQP Holdco LP, Term Loan, 7.585%, (SOFR + 2.25%), 12/31/30	$675	$ 678,214
		$ 678,214
Health Care Providers & Services — 0.8%
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 11.085% cash, 2.25% PIK, 1/15/26	$503	$ 435,294
		$ 435,294
Health Care Technology — 0.8%
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27	$495	$ 455,294
		$ 455,294
Hotels, Restaurants & Leisure — 3.2%
Carnival Corp., Term Loan, 7.997%, (SOFR + 2.75%), 10/18/28	$772	$ 775,060
Fertitta Entertainment LLC, Term Loan, 9.087%, (SOFR + 3.75%), 1/27/29	199	198,810
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30	308	309,221
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30	498	499,262
		$ 1,782,353
Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables — 0.7%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28	$499	$ 376,156
		$ 376,156
Insurance — 1.8%
USI, Inc., Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29	$990	$ 991,404
		$ 991,404
IT Services — 1.8%
Asurion LLC, Term Loan, 9.597%, (SOFR + 4.25%), 8/19/28	$742	$ 739,418
Rackspace Finance LLC, Term Loan, 11.654%, (SOFR + 6.25%), 5/15/28	249	252,908
		$ 992,326
Life Sciences Tools & Services — 0.8%
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26(5)	$499	$ 461,935
		$ 461,935
Machinery — 1.4%
Engineered Machinery Holdings, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28	$742	$ 745,692
		$ 745,692
Metals/Mining — 0.9%
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29	$495	$ 487,200
		$ 487,200
Professional Services — 0.6%
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(5)	$495	$ 303,875
		$ 303,875
Road & Rail — 1.6%
Hertz Corp.:
Term Loan, 8.861%, (SOFR + 3.50%), 6/30/28	$830	$ 749,990
Term Loan, 8.861%, (SOFR + 3.50%), 6/30/28	161	145,716
		$ 895,706
Software — 8.7%
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	$1,000	$ 991,062

Eaton Vance
Floating-Rate Opportunities Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29	$496	$ 496,777
Epicor Software Corp.:
Term Loan, 5/23/31(6)	500	502,604
Term Loan, 5/30/31(6)	59	58,970
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27	495	476,134
Sabre GLBL, Inc., Term Loan, 10.347%, (SOFR + 5.00%), 6/30/28	500	473,333
Skillsoft Corp., Term Loan, 10.642%, (SOFR + 5.25%), 7/14/28	495	397,776
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31	500	501,640
Veritas U.S., Inc., Term Loan, 10.361%, (SOFR + 5.00%), 9/1/25	495	453,388
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.00%), 4/24/28	495	485,786
		$ 4,837,470
Specialty Retail — 0.9%
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28	$495	$ 495,515
		$ 495,515
Total Senior Floating-Rate Loans (identified cost $20,881,118)		$20,512,452

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(7)	1,081,026	$ 1,081,026
Total Short-Term Investments (identified cost $1,081,026)		$ 1,081,026
Total Investments — 108.3% (identified cost $59,533,423)		$60,036,465
Other Assets, Less Liabilities — (8.3)%		$(4,611,842)
Net Assets — 100.0%		$55,424,623

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $38,442,987 or 69.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after August 31, 2024.
(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(5)	The stated interest rate represents the weighted average interest rate at August 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(6)	This Senior Loan will settle after August 31, 2024, at which time the interest rate will be determined.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.
Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Eaton Vance
Floating-Rate Opportunities Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at August 31, 2024.
Affiliated Investments
At August 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,081,026, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$0	$12,392,505	$(11,311,479)	$ —	$ —	$1,081,026	$13,837	1,081,026
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$38,442,987	$ —	$38,442,987
Senior Floating-Rate Loans	—	20,512,452	—	20,512,452
Short-Term Investments	1,081,026	—	—	1,081,026
Total Investments	$1,081,026	$58,955,439	$ —	$60,036,465
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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